UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES
AMENDMENT NO. 1
Commission File Number of the issuing entity: 333-225949-02
Central Index Key Number of the issuing entity: 0001770147
Ford Credit Auto Owner Trust 2019-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-225949
Central Index Key Number of the depositor: 0001129987
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXPLANATORY NOTE

This submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE/A and the attached Exhibits 102 and 103 amend and restate in their entirety the submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE and attached Exhibits 102 and 103 previously filed by the issuing entity and the depositor with the U.S. Securities and Exchange Commission on March 13, 2019 with respect to Ford Credit Auto Owner Trust 2019-A (the "Original Report"). The Form ABS-EE related to the Original Report included a typographical error in the description of Exhibit 102 in the exhibit index. This submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE/A corrects that typographical error. No other corrections to the Original Report are made by this submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE/A and the attached Exhibits 102 and 103.

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File (Schedule AL for a $1,440,819,943.03 pool of receivables)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

FORD CREDIT AUTO RECEIVABLES TWO LLC
(Depositor)

Date: March 13, 2019

By: /s/ Ryan M. Hershberger
Name: Ryan M. Hershberger
Title: Assistant Treasurer